Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Convertible debentures	Level 1	129,750	160,072	129,750	131,795
Financing obligations	Level 2	162,266	159,900	32,889	30,783
Mortgage	Level 2	28,429	22,780	29,231	24,329

Schedule of reconciliation of level 3 recurring fair value measurements
Reconciliation of Level 3 recurring fair value measurements:

	December 31, 2023	December 31, 2022
Balance, beginning of the year	$3,862	$4,669
Additions to level 3	114,096	—
Changes in fair value recognized in earnings	4,681	292
Changes in foreign exchange rates	3,587	—
Payments	(10,369)	(1,099)
Balance, end of the year	$115,857	$3,862

Schedule of credit risk
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2023	2022
Customer A	27%	21%
Customer B	23%	31%
Customer C	20%	24%
Customer D	9%	14%
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2023	December 31, 2022
Customer 1	22%	—%
Customer 2	16%	32%
Customer 3	13%	16%
Customer 4	9%	15%
Customer 5	2%	11%

Schedule of maximum exposure to credit risk for accounts receivable and contract assets
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2023	December 31, 2022
Trade accounts receivable	$65,386	$39,625
Holdbacks	363	372
Accrued trade receivables	16,556	33,207
Contract receivables, included in accounts receivable	$82,305	$73,204
Other receivables	15,550	10,607
Total accounts receivable	$97,855	$83,811
Contract assets	35,027	15,802
Total	$132,882	$99,613

Schedule of trade receivables and holdbacks aging	As at December 31, 2023, and December 31, 2022, trade receivables and holdbacks are aged as follows:

	December 31, 2023	December 31, 2022
Not past due	$53,007	$31,923
Past due 1-30 days	8,790	6,190
Past due 31-60 days	1,772	1,174
More than 61 days	2,180	710
Total	$65,749	$39,997